SKK Access Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Principal Amount ($)	Security Description	Coupon Rate (%)	Fair Value
	PRIVATE FINANCING - 9.1%
	SPECIALTY FINANCE - 9.1%
11,205,184 AUD	Oceana Australian Fixed Income Trust, Class B Notes - 9/27/2028 (a)(b)	12.25	$7,773,599
	TOTAL PRIVATE FINANCING - (Cost $7,514,276)		7,773,599

Units
	PRIVATE FUNDS - 87.8%
	SPECIALTY FINANCE - 87.8%
5,109,339	BasePoint Income Solutions Evergreen Fund, L.P. (a)	5,458,443
1,894,972	Brevet Direct Lending - Short Duration Fund, L.P. (a)	1,992,997
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (a)(c)	2,518,591
2,143,389	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (a)(c)	2,049,427
396,446	Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II) (a)(c)	629,280
262,909	Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II) (a)(c)	417,316
8,385,888	CoVenture Credit Opportunities Partners Fund, L.P. (a)	8,160,566
3,693,004	Delgatto Diamond Finance Fund QP, L.P. (a)	2,898,769
2,500,000	Evolution Credit Partners Trade Finance, L.P. (a)(c)	2,691,184
2,100,983	Orthogon Partners III, L.P. (a)(c)	1,737,988
10,938,439	SKK-Highmore Trade and Specialty Finance Fund, L.P. (a)(c)	11,562,813
3,000,000	Sound Point Discovery Fund (a)(c)	3,338,983
11,665,842	SP Credit Fund, LP - Series C-AIF (a)(c)	12,042,152
13,000,000	Sundance Debt Partners, LLC (a)	13,000,000
3,265,156	VICOF II Feeder, L.P. (a)(c)	4,143,424
2,416,130	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (a)	2,386,127
132,118	YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5 (a)(c)	130,646
	TOTAL PRIVATE FUNDS - (Cost $72,965,636)	75,158,706

Shares
	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUNDS - 0.6%
541,838	Federated Hermes Treasury Obligations Fund, Institutional Class	4.80	(d)	541,838
	TOTAL SHORT-TERM INVESTMENTS - (Cost $541,838)			541,838

	TOTAL INVESTMENTS - 97.5% - (Cost $81,021,750)			83,474,143
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%			2,126,730
	NET ASSETS - 100.0%			$85,600,873

AUD - Australian Dollar

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the total market value of 144A securities is $82,932,305 or 96.9% of net assets.

(b)	Value was determined using significant unobservable inputs.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SKK Access Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
BasePoint Income Solutions Evergreen Fund, L.P.	3/14/2023	$5,109,339
Brevet Direct Lending - Short Duration Fund, L.P.	3/14/2023	1,894,972
Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class)	3/14/2023	2,061,021
Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class)	3/14/2023	2,143,389
Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II)	9/27/2024	396,446
Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II)	9/27/2024	262,909
CoVenture Credit Opportunities Partners Fund, L.P.	3/14/2023	8,385,888
Delgatto Diamond Finance Fund QP, L.P.	3/14/2023	3,693,004
Evolution Credit Partners Trade Finance, L.P.	1/1/2024	2,500,000
Orthogon Partners III, L.P.	5/1/2023	2,100,983
SKK-Highmore Trade and Specialty Finance Fund, L.P.	3/14/2023	10,938,439
Sound Point Discovery Fund	4/3/2023	3,000,000
SP Credit Fund, LP - Series C-AIF	2/14/2024	11,665,842
Sundance Debt Partners, LLC	3/14/2023	13,000,000
VICOF II Feeder, L.P.	6/18/2024	3,265,156
YieldPoint Stable Value Fund, L.P. - Founders Series B Interests	3/14/2023	2,416,130
YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5	6/1/2024	132,118
		$72,965,636

SKK Access Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2024

	Number of Contracts	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Australian Dollar Futures - December 2024 (a)	(118)	12/18/2024	$(7,870,600)	$(300,310)
TOTAL SALES CONTRACTS			$(7,870,600)	$(300,310)

TOTAL FUTURES CONTRACTS			$(7,870,600)	$(300,310)

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts.